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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

September 30, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred combination fixed and variable annuity contract ("Venture 2010 Variable Annuity Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "Venture 2010 prospectus") is black-lined to show changes from the last amended prospectus of the Venture Variable Annuity contract of the Registrant (the "Venture prospectus") filed on May 7, 2009 (File No. 033-79112; Accession No. 0000950135-09-003709).

     The major differences between the Venture 2010 prospectus and the Venture prospectus are: different initial purchase payment minimums; different charges; different standard compensation; and different step-up periods for the Annual Step-Up Death Benefit Rider. Also, the Venture 2010 prospectus offers a limited Guaranteed Minimum Withdrawal Benefit Rider exchange program. The Statement of Additional Information, to be filed by amendment, is the same for both contracts. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional pre-effective amendment will be filed on or before December 4, 2009 to include the Statement of Additional Information and the financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities